Vanguard Windsor Fund

Schedule of Investments (unaudited)
As of July 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (97.5%)1
Communication Services (6.9%)
	Comcast Corp. Class A	7,933,634	342,495
	Verizon Communications Inc.	5,091,094	281,385
*	Alphabet Inc. Class A	172,974	210,717
*	Electronic Arts Inc.	1,434,253	132,668
	Interpublic Group of Cos. Inc.	4,983,648	114,225
	Activision Blizzard Inc.	2,283,015	111,274
	AT&T Inc.	1,666,954	56,760
	Omnicom Group Inc.	689,066	55,277
			1,304,801
Consumer Discretionary (8.7%)
	Expedia Group Inc.	2,176,229	288,873
	Medtronic plc	2,479,995	252,811
	Ford Motor Co.	16,709,926	159,245
	TJX Cos. Inc.	2,795,456	152,520
	Lear Corp.	1,178,179	149,369
	General Motors Co.	2,831,656	114,229
	PVH Corp.	1,235,320	109,845
	Lennar Corp. Class A	2,077,290	98,817
*	Mohawk Industries Inc.	745,450	92,950
	Newell Brands Inc.	5,957,934	84,543
*	Norwegian Cruise Line Holdings Ltd.	1,708,913	84,489
	Gildan Activewear Inc. Class A	1,509,190	59,417
			1,647,108
Consumer Staples (4.5%)
	Kroger Co.	8,431,105	178,402
	Philip Morris International Inc.	1,850,692	154,736
	Archer-Daniels-Midland Co.	3,513,483	144,334
	British American Tobacco plc	3,633,759	129,480
*	US Foods Holding Corp.	3,544,202	125,359
	Walmart Inc.	826,339	91,211
	Kellogg Co.	391,429	22,789
			846,311
Energy (8.9%)
	Halliburton Co.	10,488,225	241,229
	Concho Resources Inc.	2,180,448	212,986
	Chevron Corp.	1,604,473	197,527
	National Oilwell Varco Inc.	7,634,325	181,850
	Diamondback Energy Inc.	1,344,041	139,014
^	Canadian Natural Resources Ltd.	4,813,309	121,680
	Exxon Mobil Corp.	1,472,730	109,512
	Royal Dutch Shell plc ADR	1,712,553	107,703
	Enbridge Inc.	2,693,890	89,949
	Baker Hughes a GE Co. Class A	3,439,532	87,330
	Encana Corp.	18,100,209	82,718
^	Cenovus Energy Inc.	6,621,254	61,445
	Pioneer Natural Resources Co.	437,346	60,371
			1,693,314

Financials (22.7%)
Bank of America Corp.	16,068,221	492,973
MetLife Inc.	7,880,132	389,436
Citigroup Inc.	5,386,887	383,331
American International Group Inc.	4,907,559	274,774
Wells Fargo & Co.	5,648,832	273,460
Raymond James Financial Inc.	3,288,459	265,280
* Athene Holding Ltd. Class A	4,448,264	181,756
Capital One Financial Corp.	1,797,232	166,100
JPMorgan Chase & Co.	1,218,510	141,347
Morgan Stanley	3,128,833	139,421
Assurant Inc.	1,214,799	137,710
Unum Group	4,307,904	137,637
PNC Financial Services Group Inc.	957,141	136,775
TD Ameritrade Holding Corp.	2,506,200	128,067
AXA Equitable Holdings Inc.	5,594,427	125,763
ING Groep NV ADR	11,000,233	122,103
Voya Financial Inc.	2,064,001	115,935
Goldman Sachs Group Inc.	493,525	108,640
Prudential Financial Inc.	1,023,224	103,663
Zions Bancorp NA	1,833,887	82,653
M&T Bank Corp.	408,085	67,028
London Stock Exchange Group plc	802,082	64,417
Fifth Third Bancorp	2,159,384	64,112
KeyCorp	3,143,625	57,748
Axis Capital Holdings Ltd.	896,994	57,112
KKR & Co. Inc. Class A	2,130,259	56,984
UBS Group AG	2,753,680	30,759
Invesco Ltd.	695,225	13,341
		4,318,325
Health Care (11.3%)
CVS Health Corp.	5,609,417	313,398
Bristol-Myers Squibb Co.	6,810,801	302,468
UnitedHealth Group Inc.	1,089,688	271,343
Koninklijke Philips NV	5,212,424	244,519
Humana Inc.	702,900	208,586
McKesson Corp.	1,489,742	207,000
Amgen Inc.	544,444	101,582
* Mylan NV	4,389,901	91,749
* Biogen Inc.	380,973	90,603
Allergan plc	535,961	86,022
Pfizer Inc.	1,888,111	73,334
Merck & Co. Inc.	697,389	57,876
Cardinal Health Inc.	1,260,058	57,622
Cigna Corp.	298,096	50,653
		2,156,755
Industrials (11.5%)
Wabtec Corp.	4,635,348	360,074
L3Harris Technologies Inc.	1,301,597	270,211
Southwest Airlines Co.	3,999,334	206,086
General Electric Co.	19,315,466	201,847
Ferguson plc	2,645,166	196,834
* IHS Markit Ltd.	2,705,659	174,298
Raytheon Co.	817,020	148,935
Eaton Corp. plc	1,723,638	141,666
* Sensata Technologies Holding plc	2,354,282	111,664

Stanley Black & Decker Inc.	746,140	110,123
JB Hunt Transport Services Inc.	970,269	99,326
Honeywell International Inc.	470,486	81,140
Parker-Hannifin Corp.	317,760	55,633
Dover Corp.	281,597	27,273
		2,185,110
Information Technology (11.6%)
Broadcom Inc.	1,115,799	323,571
Intel Corp.	5,779,362	292,147
* Micron Technology Inc.	5,562,683	249,709
KLA Corp.	1,473,720	200,897
* Arrow Electronics Inc.	2,708,559	196,668
Oracle Corp.	3,075,731	173,164
SS&C Technologies Holdings Inc.	2,777,794	133,195
Cognizant Technology Solutions Corp. Class A	1,962,403	127,831
Amdocs Ltd.	1,977,224	126,523
Hewlett Packard Enterprise Co.	8,187,213	117,650
Marvell Technology Group Ltd.	4,445,740	116,745
Samsung Electronics Co. Ltd.	1,918,900	72,678
Juniper Networks Inc.	1,836,089	49,611
Cisco Systems Inc.	556,397	30,824
		2,211,213
Materials (4.8%)
FMC Corp.	2,431,884	210,163
Celanese Corp. Class A	1,757,188	197,104
Reliance Steel & Aluminum Co.	1,545,873	154,510
Vulcan Materials Co.	1,015,309	140,468
PPG Industries Inc.	918,986	107,880
* Alcoa Corp.	3,842,462	86,417
* Livent Corp.	2,292,561	14,764
		911,306
Other (0.3%)
^,2 Vanguard Value ETF	543,476	60,782

Real Estate (4.1%)
Equinix Inc.	538,881	270,572
Americold Realty Trust	5,006,955	167,883
Host Hotels & Resorts Inc.	7,269,557	126,418
American Tower Corp.	527,637	111,658
Simon Property Group Inc.	602,700	97,758
		774,289
Utilities (2.2%)
Edison International	1,708,842	127,377
Sempra Energy	851,316	115,294
NextEra Energy Inc.	331,788	68,736
Avangrid Inc.	1,258,907	63,638
Entergy Corp.	367,502	38,816
		413,861
Total Common Stocks (Cost $15,421,449)		18,523,175

		Coupon
Temporary Cash Investments (2.7%)1
Money Market Fund (1.5%)
3,4 Vanguard Market Liquidity Fund		2.386%		2,848,594	284,888

				Face
			Maturity	Amount
			Date	($000)
Repurchase Agreement (1.1%)
Bank of America Securities, LLC
(Dated 7/31/19, Repurchase Value
$226,216,000, collateralized by Federal
	National Mortgage Assn. 3.500%, 7/1/49, Federal Home Loan Mortgage Corp. 3.000%-5.000%, 10/1/48-12/1/48, with a value of $230,724,000)

		2.560%	8/1/19	226,200	226,200

U.S. Government and Agency Obligations (0.1%)
5	United States Treasury Bill	2.480%	9/5/19	1,000	998
5	United States Treasury Bill	2.157%	11/7/19	10,000	9,945
					10,943
Total Temporary Cash Investments (Cost $522,005)					522,031
Total Investments (100.2%) (Cost $15,943,454)					19,045,206
Other Assets and Liabilities-Net (-0.2%)4					(44,733)
Net Assets (100%)					19,000,473

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,096,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.7% and 1.5%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $2,156,000 of collateral received for securities on loan.
5 Securities with a value of $10,194,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
Value and
		Number of		Unrealized
		Long)		Appreciation
		(Short	Notional
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September	1,582	235,900	446
2019

Windsor Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees.
These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-
specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity
Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default
(including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be

Windsor Fund

subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	17,815,247	707,928	—
Temporary Cash Investments	284,888	237,143	—
Futures Contracts—Liabilities[1]	(2,373)	—	—
Total	18,097,762	945,071	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.
Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of
Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of

Windsor Fund

Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

F. Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

					Current Period Transactions
	Oct. 31,		Proceeds
	2018		from		Change in		Capital Gain	July 31, 2019
	Market	Purchases	Securities	Realized Net	Unrealized		Distributions	Market
	Value	at Cost	Sold	Gain (Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard
Market
Liquidity
Fund	240,417	NA1	NA1	8	19	4,935	—	284,888
Vanguard
Value ETF	73,990	—	17,010	8,236	(4,434)	1,277	—	60,782
Total	314,407	—	17,010	8,244	(4,415)	6,212	—	345,670
1 Not applicable—purchases and sales are for temporary cash investment purposes.